LOSS PER SHARE	12 Months Ended
Dec. 31, 2021
LOSS PER SHARE
LOSS PER SHARE

9.           LOSS PER SHARE

	For the years ended December 31,
	2021	2020		2019
Loss attributable to holders of ordinary shares (RMB’000):	(88,752)	(193,095)		(9,501)
Weighted average number of ordinary shares outstanding used in computing basic (loss)/earnings per share	5,147,737	2,940,265		2,025,222
Weighted average number of ordinary shares outstanding used in computing basic and diluted (loss)/earnings per share	5,147,737	2,940,265		2,025,222
Loss per share - basic (RMB)	(17.24)	(65.67)	*	(4.68)	*
Loss per share - diluted (RMB)	(17.24)	(65.67)		(4.68)

●	Reflect 3 : 1 reverse stock split

Warrants to purchase common stock are not included in the diluted loss per share calculations when their effect is antidilutive. For the year ended December 31, 2021, about 1,868,414 of potential shares of common stock related to outstanding warrants and stock options were excluded from the calculation of diluted net loss per share as such shares are antidilutive when there is a loss. There were 968,894 and 576,479 post-reverse split outstanding warrants and stock options were excluded from the calculation of diluted net loss per share as such shares are antidilutive for the years ended December 31, 2020 and 2019, respectively.